Promissory Notes (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Unsecured Promissory Notes [Member]
Promissory Notes [Line Items]
Aggregate principal balance	$ 100,000,000
Promissory Notes [Member]
Promissory Notes [Line Items]
Aggregate principal balance	100,000,000
Accrued interest expense	$ 1,194,055
Effective rate	5.45%
Minimum [Member]
Promissory Notes [Line Items]
Effective interest rate of promissory notes	1.00%
Maximum [Member]
Promissory Notes [Line Items]
Effective interest rate of promissory notes	4.00%